Leases - Schedule of Lease Expenses and Other Information Related to the New Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Expenses and Other Information Related to the New Operating Leases [Abstract]
Lease expense	$ 123,422	$ 45,736
Weighted-average remaining lease term — operating leases (years)	1 year 8 months 15 days	2 years 8 months 15 days
Weighted-average discount rate — operating leases (%)	11.54%	11.54%